Trade receivables (Details 3 - Textuals) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of trade receivables by maturity date
Trade receivables	R$ 501,671	R$ 340,519
from 1 to 60 days | Gross amount
Disclosure of trade receivables by maturity date
Trade receivables	R$ 36,995	R$ 20,020